INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
              MANAGERS PURSUANT TO SECTION 13(F) OF THE SECURITIES
                    EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F



Report for the Calendar Quarter Ended:    September 30, 1999

Check here if Amendment [ ]


Name of Institutional Investment Manager:

        KPM Investment Management, Inc.

Business Address:

        10250 Regency Circle, Suite 500, Omaha, NE  68114

Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

        Rodney D. Cerny      (402) 392-7971      Executive Vice-President & CEO



     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed in its behalf of the City of Omaha and State of Nebraska on the 1 st day of December, 1999.

                                       KPM Investment Management, Inc.
                                     ----------------------------------
                                     (Name of Institutional Investment Manager)


                                      /S/ Rodney D. Cerny
                                     -----------------------------------
                                    (Manual Signature of Person Duly Authorized
                                     to Submit this Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one files this report):

13F File numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:              13F File No.         Name:                 13F File No.

1._______________ _______________       7. __________________ __________
2._______________ _______________       8. __________________ __________
3._______________ _______________       9. __________________ __________
4._______________ _______________       10.__________________ __________
5._______________ _______________       11.__________________ __________
6._______________ _______________       12.__________________ __________


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                                                                                                 Voting Authority
                                                      Value Shares/Sh/Put/   Invstmt   Other     -----------------
       Name of Issuer    Title of class     CUSIP  (x$16OO) Prn AmtPrn Call  Dscretn  Managers  Sole  Shared  None
      ---------------    --------------    -------- ------  ------ --- ---   -------  --------  ----  ------  ----
AT&TCorp                    COM            001957109   9250 212645 SH         Sole              212645
Abbott Laboratories         COM            002824100   7759 211480 SH         Sole              211480
Air Express International   COM            009104100   3188 140500 SH         Sole              140500
Allied-Signal Inc           COM            019512102   8396 140075 SH         Sole              140075
Allstate Corp               COM            020002101   7378 295878 SH         Sole              295878
Alltel Corp                 COM            020039103    388   5520 SH         Sole                5520
American First Mortgage Inv COM            023934102     64  13061 SH         Sole               13061
American STS Water          COM            842502106    447  13500 SH         Sole               13500
Anheuser-Busch Cos          COM            035229103   6320  90200 SH         Sole               90200
Arthur J Gallagher          COM            363576109   9070 170326 SH         Sole              170326
Arts Way Manufacturing Inc  COM            043168103    117  32912 SH         Sole               32912
Atlantic Richfield Co       COM            048825103  15338 173070 SH         Sole              173070
Berkshire Hathaway 'A'      COM            084670108   8690    158 SH         Sole                 158
Berkshire Hathaway 'B'      COM            084670207   3809   2052 SH         Sole                2052
Bristol-Myers Squibb        COM            110122108    351   5200 SH         Sole                5200
Duff& Phelps Credit Rating  COM            26432fl09    464   5800 SH         Sole                5800
Dun & Bradstreet            COM            26483b106   9942 332775 SH         Sole              332775
Electronic Data Systems     COM            285663104  11256 212625 SH         Sole              212625
Emerson Electric Co         COM            291011104   9895 156600 SH         Sole              156600
Exxon Corporation           COM            302290101   1225  16113 SH         Sole               16113
FiberMark Inc               COM            315646109   2639 206950 SH         Sole              206950
First Data Corp             COM            319963104   6368 145150 SH         Sole              145150
First Natl Neb Inc          COM            335720108    273    100 SH         Sole                 100
Freddie Mac                 COM            313400301  14409 277099 SH         Sole              277099
Gannett Company Inc         COM            364730101   1875  27100 SH         Sole               27100
Gartner Group Cl A          COM            366651107   5388 336750 SH         Sole              336750
General Electric Co         COM            369604103    512   4816 SH         Sole                4316
Hanna (M.A.) Co             COM            410522106   1397 122824 SH         Sole              122824
Hickory Tich Corp.          COM            429060106    150  10700 SH         Sole               10700
IKON Office Solutions       COM            451713101   5153 482150 SH         Sole              482150
Intervoice Inc              COM            461142101   1000  90400 SH         Sole               90400
J.P. Morgan & Company, Inc  COM            616880100    381   3338 SH         Sole                3338
Johnson & Johnson           COM            478160104   9068  98700 SH         Sole               98700
Kimberly-Clark Corp         COM            494368103  10987 208275 SH         Sole              208275
Leggeff & Platt Inc         COM            524660107   2626 133400 SH         Sole              133400
MBIA Inc                    COM            55262C100   1754  37610 SH         Sole               37610
MCI WorldCom Inc            COM            55268b106   2944  40960 SH         Sole               40960
Mattel Inc.                 COM            577081102   7945 418175 SH         Sole              418175
McDonald's Corp             COM            580135101   6295 145550 SH         Sole              145550
Merrill Corp                COM            590175105   1994 100000 SH         Sole              100000
MidAmerican Energy Holdings COM            59562v107  10520 356600 SH         Sole              356600
Montana Power Co            COM            612085100   2508  82400 SH         Sole               82400
Motorcar Parts & Acces      COM            620071100    457 215100 SH         Sole              215100

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                                                                                                 Voting Authority
                                                      Value Shares/Sh/Put/   Invstmt   Other     -----------------
       Name of Issuer    Title of class     CUSIP  (x$16OO) Prn AmtPrn Call  Dscretn  Managers  Sole  Shared  None
      ---------------    --------------    -------- ------  ------ --- ---   -------  --------  ----  ------  ----
Nike, Inc                   COM            654106103 11091  195000 SH         Sole              195000
Pentair Inc                 COM            709631105 11221  279644 SH         Sole              279644
Pepsico Inc                 COM            713448108  7535  247060 SH         Sole              247060
Philip Morris Cos           COM            718154107  5118  149700 SH         Sole              149700
Potash Corp.                COM            737551107  7327  141925 SH         Sole              141925
Prima Energy Corp           COM            741901201  5751  252110 SH         Sole              252110
SBC Communications          COM            78387g103  1303   25516 SH         Sole               25516
SITEL Corp                  COM            82980k107  6133 1443100 SH         Sole             1443100
SLM Holding Corp            COM            78442a109 13317  309687 SH         Sole              309687
Sara Lee Corp               COM            803111103  8600  367925 SH         Sole              367925
Snap-On Inc.                COM            833034101  8365  257400 SH         Sole              257400
Texas Utilities Co          COM            882848104  2239   60000 SH         Sole               60000
Transaction Systems Archit. COM            893416107  8640  320745 SH         Sole              320745
Transcrypt Intl, Inc.       COM            89363a101   531  274000 SH         Sole              274000
Trinity Industries          COM            896522109   907   29380 SH         Sole               29380
Tupperware Corp             COM            899896104  5126  253150 SH         Sole              253150
US West Inc                 COM            91273h101  1825   31974 SH         Sole               31974
Union Pacific               COM            907818108  7268  151225 SH         Sole              151225
Union Pacific Resources     COM            907834105  1973  121399 SH         Sole              121399
Viad Corp                   COM            92552r109  2235   75750 SH         Sole               75750
Wells Fargo Corp            COM            949746101   535   13500 SH         Sole               13500
Werner Enterprises          COM            950755108  1824  103488 SH         Sole              103488
Woodhead Inds Com           COM            979438108   178   17550 SH         Sole               17550
Worthington Ind.            COM            981811102  8935  525600 SH         Sole              525600
REPORT SUMMARY               67 DATA RECORDS        337964         0 OTHER MANAGERS ON WHOSE BEHALF REPORT



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